Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 270,286		SFr 262,103
Gross loans held at amortized cost, past due	2,683		2,727
Gross loans held at amortized cost	272,969	SFr 270,112	264,830	SFr 258,268
Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,063		1,236
Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	202		119
Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	159		272
Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,259		1,100
Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	116,142		110,846
Gross loans held at amortized cost, past due	1,569		1,707
Gross loans held at amortized cost	117,711	115,386	112,553	108,550
Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	559		800
Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	138		53
Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	103		218
Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	769		636
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,184		25,871
Gross loans held at amortized cost, past due	92		132
Gross loans held at amortized cost	25,276		26,003
Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		37
Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	6		12
Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		15
Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	65		68
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	79,504		74,831
Gross loans held at amortized cost, past due	1,258		1,194
Gross loans held at amortized cost	80,762		76,025
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	372		429
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	128		40
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	98		201
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	660		524
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	10,279		8,947
Gross loans held at amortized cost, past due	216		379
Gross loans held at amortized cost	10,495		9,326
Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	164		333
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		1
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		2
Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		43
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,175		1,197
Gross loans held at amortized cost, past due	3		2
Gross loans held at amortized cost	1,178		1,199
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3		1
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		1
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	154,144		151,257
Gross loans held at amortized cost, past due	1,114		1,020
Gross loans held at amortized cost	155,258	SFr 154,726	152,277	149,718
Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	504		436
Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	64		66
Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	56		54
Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	490		464
Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	106,648		105,689
Gross loans held at amortized cost, past due	437		350
Gross loans held at amortized cost	107,085		106,039
Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	157		102
Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		27
Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11		14
Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	249		207
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	43,921		41,867
Gross loans held at amortized cost, past due	104		149
Gross loans held at amortized cost	44,025		42,016
Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3		37
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2		0
Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	99		112
Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,575		3,701
Gross loans held at amortized cost, past due	573		521
Gross loans held at amortized cost	4,148		4,222
Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	344		297
Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		39
Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	43		40
Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	142		145
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	275,815		266,203
Gross loans held at amortized cost, past due	2,671		2,714
Gross loans held at amortized cost	278,486		268,917	261,769
Bank | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,063		1,236
Bank | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	202		119
Bank | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	159		272
Bank | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,247		1,087
Bank | Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	121,671		114,946
Gross loans held at amortized cost, past due	1,557		1,694
Gross loans held at amortized cost	123,228		116,640	112,051
Bank | Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	559		800
Bank | Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	138		53
Bank | Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	103		218
Bank | Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	757		623
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,184		25,871
Gross loans held at amortized cost, past due	92		132
Gross loans held at amortized cost	25,276		26,003
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		37
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	6		12
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		15
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	65		68
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	80,107		74,966
Gross loans held at amortized cost, past due	1,246		1,181
Gross loans held at amortized cost	81,353		76,147
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	372		429
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	128		40
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	98		201
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	648		511
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	15,205		12,912
Gross loans held at amortized cost, past due	216		379
Gross loans held at amortized cost	15,421		13,291
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	164		333
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		1
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		2
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		43
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,175		1,197
Gross loans held at amortized cost, past due	3		2
Gross loans held at amortized cost	1,178		1,199
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3		1
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		1
Bank | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	154,144		151,257
Gross loans held at amortized cost, past due	1,114		1,020
Gross loans held at amortized cost	155,258		152,277	SFr 149,718
Bank | Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	504		436
Bank | Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	64		66
Bank | Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	56		54
Bank | Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	490		464
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	106,648		105,689
Gross loans held at amortized cost, past due	437		350
Gross loans held at amortized cost	107,085		106,039
Bank | Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	157		102
Bank | Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		27
Bank | Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11		14
Bank | Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	249		207
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	43,921		41,867
Gross loans held at amortized cost, past due	104		149
Gross loans held at amortized cost	44,025		42,016
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3		37
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2		0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	99		112
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,575		3,701
Gross loans held at amortized cost, past due	573		521
Gross loans held at amortized cost	4,148		4,222
Bank | Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	344		297
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		39
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	43		40
Bank | Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 142		SFr 145